Allocation of Net Income (Loss) and Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 09, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units						$ 0
Components of net income (loss):
Net income (loss) allocated to common limited partners' equity		$ 856		$ (57)	[1]	(2,056)	[1]
Net income (loss) allocated to Class B limited partners' equity		15		(2)		(52)
Net income allocated to general partner's equity		0	[2]	490	[1]	590	[1]
Net income allocated to Class D limited partners' equity		0		0		69	[3]
Net income applicable to noncontrolling interests		104		88		91
Net income (loss)		$ 975		$ 519		$ (1,358)
Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Per Unit Distribution (Paid)	$ 0.60
Class B Units
Distributions Made to Members or Limited Partners [Abstract]
Class B Units Issued In Lieu Of Cash Distributions		1,163,072		1,906,001		1,058,172
Class B Units | Limited Partner [Member]
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units						$ 0
Components of net income (loss):
Net income (loss)		$ 15		$ (2)		(52)
Class B Units | Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Class B Units Issued In Lieu Of Cash Distributions	271,008
Class D [Member] | Limited Partner [Member]
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units						68
Components of net income (loss):
Net income (loss)		$ 0		$ 0		$ 1

[1]	Net income (loss) allocated to equity accounts above considers distributions paid to partners during the current reporting period, while Net income (loss) allocated within the Consolidated Statement of Comprehensive Income (Loss) considers distributions declared for the current reporting period, but paid in the subsequent period. The difference between Net income (loss) allocated to equity accounts and Net income (loss) allocated within the Consolidated Statement of Comprehensive Income (Loss) for 2016 is primarily due to the effect of units issued and the conversion of the general partner interest in us to a non-economic interest in conjunction with our Financial Repositioning. The 2015 difference is primarily due to the timing of the waiver of IDRs associated with the Termination Agreement. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
[2]	As a result of the first quarter 2017 Financial Repositioning, our general partner no longer receives an allocation of net income.
[3]	Includes amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units of $68 million for the year ended December 31, 2015. See following discussion of Class D units.